Note 16 - Income Tax (Details) - Provision for (Recovery of) Income Tax (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred
Deferred	$ (991)	$ (23,868)	$ (18,660)
Total	31,799	22,204	20,733
Foreign Tax Authority [Member]
Current
Current	14,677	11,860	4,729
Deferred
Deferred	(1,837)	(3,328)	(1,279)
Current Income Tax [Member]
Current
Current	32,337	36,673	36,891
Deferred Income Tax [Member]
Deferred
Deferred	(538)	(14,469)	(16,158)
Canada Revenue Agency [Member]
Current
Current	144	11,137	5,771
Deferred
Deferred	4,086	(7,627)	364
Internal Revenue Service (IRS) [Member]
Current
Current	4,123	2,588	17,865
Deferred
Deferred	(2,403)	(2,435)	(14,500)
Australian Taxation Office [Member]
Current
Current	13,393	11,088	8,526
Deferred
Deferred	$ (384)	$ (1,079)	$ (743)